PIPE Investment	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
PIPE Investment [Abstract]
PIPE Investment

5. PIPE Investment

On January 25, 2022, the Company closed a private placement of 36,947 shares of unregistered common stock, 36,959 unregistered pre-funded warrants to purchase common stock with an exercise price of $0.00035, which did not have an expiration (the “Class A Pre-Funded Warrants”), and 73,905 unregistered warrants to purchase common stock with an exercise price of $115.15 per share of common stock which expire on July 25, 2027 (the “Class A Common Stock Warrants”) at a combined purchase price of $105.00 per share of common stock or $104.99965 per Class A Pre-Funded Warrant and associated Class A Common Stock Warrants to an institutional investor (the “PIPE Investment”). Net proceeds to the Company were $7.3 million.

Roth Capital Partners, LLC (“Roth”) was engaged by the Company to act as its exclusive placement agent for the private placement. The Company paid Roth a cash fee equal to 6.0% of the gross proceeds received by the Company in the private placement, totaling $465,600 and issued warrants to purchase up to 10,347 shares of common stock with an exercise price of $115.15 which expire on July 25, 2027 (the “Class A Placement Agent Common Stock Warrants”). The Class A Placement Agent Common Stock Warrants have substantially the same terms as the Class A Common Stock Warrants.

In connection with the private placement, the Company entered into a registration rights agreement with the institutional investor, pursuant to which the Company agreed to file a registration statement to register for resale of the shares of common stock, shares of common stock underlying the Class A Pre-Funded Warrants and shares of common stock underlying the Class A Common Stock Warrants. The company filed the registration statement with the SEC on Form S-1 (File No. 333-262410) on January 28, 2022 and it became effective on February 7, 2022.

On February 22, 2022, the Company received a notice of cash exercise for the total outstanding Class A Pre-Funded Warrants issued in connection with the PIPE Investment for 36,959 shares of common stock at a purchase price of $12.94.

Using the Black-Scholes option pricing model, the Class A Common Stock Warrants were valued in the aggregate at $3.6 million and the Class A Placement Agent Common Stock Warrants were valued in the aggregate at $0.5 million. Both were included in the issuance costs of the private placement and treated as equity (see Note 12).

6. PIPE Investment

On January 23, 2022, the Company entered into a securities purchase agreement with an institutional investor (“the Purchaser”) pursuant to which the Purchaser agreed to purchase, and the Company agreed to issue and sell to the Purchaser in a private placement, 36,947 shares of common stock at a gross purchase price of $105.00 per share (the “Shares”) (the “PIPE Investment”), 36,959 unregistered pre-funded warrants to purchase common stock (the “Pre-Funded Warrants”) and 73,905 unregistered warrants to purchase common stock (the “Class A Common Stock Warrants”). The closing was consummated on January 25, 2022. The net proceeds to the Company was $7.3 million.

Each Pre-Funded Warrant was funded to the amount of $105.00, with $0.00035 per share of common stock payable upon exercise, was immediately exercisable, could have been exercised at any time until exercised in full and is subject to customary adjustments. The Pre-Funded Warrants may not be exercised if the aggregate number of shares of the Company’s common stock beneficially owned by the holder (together with its affiliates) would exceed 9.99% of the Company’s outstanding common stock immediately after exercise. On February 22, 2022, the Company received a notice of cash exercise for the total outstanding Pre-Funded Warrants issued in connection with the PIPE Investment for 36,959 shares of common stock at purchase price of $12.94.

Each Class A Common Stock Warrant has an exercise price of $115.15 per share of common stock, is exercisable at any time after the sixth month anniversary of the date of issuance, will expire five and one-half years from the date of issuance and is subject to customary adjustments. The Class A Common Stock Warrants may not be exercised if the aggregate number of shares of the Company’s common stock beneficially owned by the holder (together with its affiliates) would exceed 4.99% of the Company’s outstanding common stock immediately after exercise. However, the holder may increase (upon 61 days’ prior notice from the holder to the Company) or decrease such percentages, provided that in no event such percentage exceeds 9.99%.

Also on January 23, 2022 and in connection with the private placement, the Company entered into a registration rights agreement (the “Registration Rights Agreement”) with the Purchaser, pursuant to which the Company agreed to use its best efforts to file a registration statement on Form S-1 (the “Registration Statement”) to register for resale the Shares and any shares of the Company’s common stock issuable upon exercise of the Pre-Funded Warrants and Class A Common Stock Warrants by January 31, 2022, but in no event later than February 4, 2022. The company filed the Registration Statement on January 28, 2022 and it became effective on February 7, 2022.

Roth Capital Partners, LLC (the “Placement Agent”) was engaged by the Company to act as its exclusive placement agent for the private placement. The Company agreed to pay the Placement Agent a cash fee equal to 6.0% of the gross proceeds received by the Company in the private placement, totaling approximately $465,600. In addition, the Company agreed to issue to the Placement Agent warrants to purchase up to 10,347 shares of common stock representing 7.0% of the aggregate number of shares of common stock sold in the private placement (including shares of common stock issuable upon the exercise of any of the Pre-Funded Warrants and Common Warrants) (the “Class A Placement Agent Common Stock Warrants”). The Class A Placement Agent Common Stock Warrants have substantially the same terms as the Class A Common Stock Warrants.

Using the Black-Scholes option pricing model, the Class A Common Stock Warrants were valued in the aggregate at $3.6 million and the Class A Placement Agent Common Stock Warrants were valued in the aggregate at $0.5 million. Both were included in the issuance costs of the private placement (see Note 12).